DEFERRED GRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Grants
DEFERRED GRANTS

NOTE 10- DEFERRED GRANTS

On January 14, 2013 and January 27, 2014, Sichuan Wetouch received RMB11.2 million (equivalent to US$1.8 million) and RMB4.8 million (equivalent to US$0.8 million) government subsidies, respectively, from Sichuan Provincial Government in supporting the initial set-up and construction of its production facility. The Company completed the construction of the plant in June 2013 and there were no other unfulfilled conditions and/or other contingencies attaching to government assistance which has been recognized as income.

Since the funding is related to the construction of long-term assets, the amounts were recognized as government grant, which is included in deferred grants on the consolidated balance sheets, and to be recognized as other income in the consolidated statements of comprehensive income (loss) over the periods and in the proportions in which depreciation expense on the long-term assets is recognized.

During the nine-month period ended September 30, 2021, the Company recognized the remaining balance of deferred grant as income due to the government directed relocation order disclosed in Note 4.

NOTE 8— DEFERRED GRANTS

On January 14, 2013 and January 27, 2014, Sichuan Wetouch received RMB11.2 million (equivalent to US$1.8 million) and RMB4.8 million (equivalent to US$0.8 million) government subsidies, respectively, from Sichuan Provincial Government in supporting the initial set-up and construction of production facility. The Company completed the construction of the plant in June 2013 and there were no other unfulfilled conditions and/or other contingencies attaching to government assistance which has been recognized as income.

Since the funding is related to the construction of long-term assets, the amounts were recognized as government grant, which is included in deferred grants on the consolidated balance sheets, and to be recognized as other income in the consolidated statements of comprehensive income (loss) over the periods and in the proportions in which depreciation expense on the long-term assets is recognized.

As of December 31, 2020, the remaining deferred grants as below:

Years ended December 31
2021	$245,211
2022	245,211
2023	187,995
Total deferred grants	678,417
less: current portion	(245,211)
Deferred grants- non-current	$433,206